Share-based compensation	12 Months Ended
Dec. 31, 2013
Share-based compensation
Share-based compensation

19. Share-based compensation

  (a) Share options

  Pre-2009 Scheme Options

  Grant of options

        Before the adoption of the Employee Equity Incentive Scheme (the "2009 Incentive Scheme"), 12,705,700 and 8,499,050 share options were granted to employees through individually signed share option agreements, to acquire common shares of Duowan BVI on a one-to-one basis on January 1, 2008 and 2009 respectively. In addition, on January 1, 2008, 3,832,290 share options were granted to one non-employee for the provision of consulting services to the Group (collectively defined as "Pre-2009 Scheme Options").

  Vesting of options

        These Pre-2009 Scheme Options will vest over a four years' service period, with 25% of the options vesting after the first anniversary of the vesting inception date and the remaining 75% in six equal installments over the following 36 months. The options may be exercised provided that both the service conditions and a performance condition are met. The performance condition is defined to be i) an initial public offering, ii) completion of a financing meeting certain criteria, iii) an internal reorganization, or iv) a voluntary winding up of Duowan BVI. The performance condition that is tied to completion of a financing fulfilling certain criteria was met in June 2008 or November 2009.

        The following table summarizes the activities of the Pre-2009 Scheme Options for employees and non-employee for the years ended December 31, 2011, 2012 and 2013:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding, January 1, 2011	19,742,590	0.0056	7.39	18,372
Exercised/Repurchased(1)	(1,853,055)	0.0061

Outstanding, December 31, 2011(2)	17,889,535	0.0055	6.37	19,366
Forfeited	(19,110)	0.0067	6.25

Outstanding, December 31, 2012	17,870,425	0.0055	5.37	12,642
Exercised	(4,648,420)	0.0045	4.30

Outstanding, vested and exercisable December 31, 2013	13,222,005	0.0059	4.40	33,162

(1)
In connection with the Series D Common Share Financing (Note 17) in January 2011, certain employees and the non-employee were given the opportunity to cash-settle their vested options. The repurchase price of each vested option/share was the difference between the stated exercise price of the Pre-2009 Scheme Option and US$0.9777, which was the per share issuance price of common shares issued to the new investor. A total of 1,853,055 Pre-2009 Scheme Options were exercised/repurchased by Duowan BVI for cash consideration of RMB11,701. The underlying common shares were cancelled immediately after the repurchase (the "Second Repurchase"). Similar offer was made by Duowan BVI to the non-employee holding the Pre-2009 Scheme Options but that non-employee did not take up the offer.

(2)
On September 15, 2011, the board of directors of the Company resolved not to undertake any repurchases of vested or unvested share-based compensation awards, except under those conditions specified in the relevant award scheme and grant documents. In addition, any proposed repurchase of vested or unvested share-based compensation awards should be approved by the majority votes of the board of directors. Such intention of the Company was specifically communicated to all employees with or without the awards. All the employees with vested or unvested awards also confirmed such understanding by a written confirmation. Accordingly, the classification of the liability-classified awards changed back to be equity-classified, and the related liability had been reclassified to additional paid-in capital on the modification date.

        Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

        The aggregate intrinsic value in the table above represents the difference between the Company's common shares as of December 31, 2011, 2012 and 2013 and the exercise price.

        Prior to the completion of the IPO, the Binomial option pricing model is used to determine the fair value of the share options granted to employees and the non-employee. The fair values of share options granted or remeasured during the year ended December 31, 2011 was estimated using the following assumptions:

        Pre-2009 Scheme Options granted to employees and a non-employee:

2011
Risk-free interest rate(1)	3.34%-4.01%
Expected term(2)	6-8 years
Volatility rate(3)	53.06%-55.34%
Dividend yield(4)	—
(1)
The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.

(2)
The expected term is the contract life of the option.

(3)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

(4)
Duowan BVI and the Company have no history or expectation of paying dividend on its common shares. The expected dividend yield was estimated based on the Company's expected dividend policy over the expected term of the option.

        Upon the completion of the IPO, the fair value of share options granted to a non-employee with nil exercise price was assessed to be equivalent to the fair value of the Company's common share. These share options were remeasured at the stock price of the Company's common share as of December 31, 2012 and 2013.

        The total intrinsic value of options exercised during the year ended December 31, 2011, 2012 and 2013 amounted to RMB11,912, nil and RMB64,195, respectively. For the years ended December 31, 2011, 2012 and 2013, the Company recorded share-based compensation of RMB25,683, share-based benefit of RMB89 and share-based compensation of RMB14,004, respectively, using the graded-vesting attribution method for employees and non-employee.

        As of December 31, 2013, there was no unrecognized compensation cost and expense related to Pre-2009 Scheme Options granted to employees and non-employee.

(b) Restricted shares

        Since January 1, 2010, Duowan BVI granted 61,250,677 restricted shares to employees and 100,000 restricted shares to a non-employee pursuant to the 2009 Incentive Scheme. As of December 31, 2012, the restricted shares granted to the non-employee were fully vested.

  Vesting of restricted shares

        The restricted shares have vesting conditions and will vest 50% after 24 months of the grant date and the remaining 50% will vest in two equal installments over the next 24 months. Under the restricted shares agreement, no shares may be sold or transferred prior to the occurrence of an exit event, as defined in the respective restricted share agreements as: i) a listing on any recognized stock exchange, ii) a sale by Duowan BVI of all or substantially all of its assets, iii) a sale of all of the issued capital of Duowan BVI, or iv) passing for court order of winding up of Duowan BVI.

        If the employee terminates employment, the service vested portion of the restricted shares may be subject to: (i) repurchase (subject to Company's sole discretion) by Duowan BVI at fair value of common shares of Duowan BVI which is assessed by the Company with the assistance of an independent valuation firm; or (ii) be held by a person who is an existing employee of the Group and is designated by the leaving restricted share holder according to a properly signed escrow agreement to hold such shares for and on his/her behalf. If the leaving employee fails to deliver a properly signed agreement to Duowan BVI within 30 days from receipt of the notification from Duowan BVI, such service vested shares shall automatically lapse and expire.

        The following table summarizes the restricted shares activity for the years ended December 31, 2011, 2012 and 2013:

	Number of restricted shares	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2011	48,486,036	0.2936
Granted	10,846,800	0.9362
Forfeited	(2,726,024)	0.3917
Vested	(13,321,711)	0.1636

Outstanding, December 31, 2011	43,285,101	0.4885
Forfeited	(3,673,580)	0.4945
Vested	(21,380,720)	0.4864

Outstanding, December 31, 2012	18,230,801	0.4898
Forfeited	(1,581,789)	0.8726
Vested	(11,975,287)	0.3906

Outstanding, December 31, 2013	4,673,725	0.6144

Expected to vest at December 31, 2013	4,449,366	0.6120

        Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates.

        For the years ended December 31, 2011, 2012 and 2013, the Company recorded share-based compensation of RMB57,805, RMB36,371 and RMB7,300, respectively, using the graded-vesting method for employees and non-employee.

        As of December 31, 2013, total unrecognized compensation expense relating to the restricted shares was RMB5,873. The expense is expected to be recognized over a weighted average period of 0.54 years using the graded vesting attribution method.

(c) Share-based awards granted to CEO and Chairman of the Company

        On February 23, 2010, the CEO and the Chairman of the Company, also directors and shareholders were granted 13,369,813 and 29,678,483 restricted shares, respectively. The Chairman's shares have a service condition that vest over a four year period (50% after the second anniversary and 25% each year thereafter). Both the CEO's and the Chairman's shares are subject to a performance condition which relates to the number of peak concurrent users on the YY Client. Such performance condition was met as of December 31, 2010.

        Pursuant to the provisions stipulated in the grant document relating to these restricted shares grant, upon the occurrence of an Acceleration Event, the restricted shares granted to the Chairman would also become fully vested. An "Accelerated Event" is defined as (i) a Listing, (ii) a sale of all or substantially all of the issued share capital of Duowan BVI, (iii) a sale by Duowan BVI of all or substantially all of its assets, (iv) the passing of an effective resolution or the making of an order of a competent court for the winding up of Duowan BVI.

        The following table summarizes information regarding the restricted shares granted to the CEO and the Chairman:

	Number of restricted shares	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2011	29,678,483	0.1875

Outstanding, December 31, 2011	29,678,483	0.1875
Vested	(29,678,483)	0.1875

Outstanding, December 31, 2012 and 2013	—

        The fair value of the share-based awards above was determined at the respective grant dates by the Company with the assistance of an independent valuation firm.

        The Company recognized these awards as employee share-based compensation awards using fair value of the awards on the grant date. As of December 31, 2010, the performance condition was met. The compensation expense for the CEO's restricted shares was fully recognized and the compensation expense for the Chairman's restricted shares is recognized over the requisite service period using the graded vesting method. Upon the completion of the IPO, the restricted shares granted to the Chairman were fully vested and all remaining compensation expenses were recognized immediately.

        The total fair value of restricted shares vested during the year ended December 31, 2011, 2012 and 2013 amounted to nil, RMB35,924 and nil, respectively.

        Share-based compensation expenses related to the awards granted to the CEO and Chairman of RMB14,143, RMB9,624 and nil were recognized in general and administrative expenses in the consolidated statements of operations for the years ended December 31, 2011, 2012 and 2013.

        As of December 31, 2013, there was no unrecognized compensation cost and expense related to the restricted shares.

(d) Share-based awards for former NeoTasks employees

        On December 5, 2008, Duowan BVI granted the two founders of NeoTasks, 26,873,070 warrants to acquire common shares of Duowan BVI in connection with the NeoTasks acquisition for post-combination services at an exercise price of US$0. In October 2009, the Company converted the warrants into restricted shares having the same rights and vesting conditions as the original warrant grants. Accordingly, no incremental charge was recognized in the conversion. The shares were issued to the holders and legally registered in July 2010.

        The awards shall vest over the earlier of (i) a three-year period, with one-third of the shares vesting annually or (ii) upon any sale, merger, amalgamation, liquidation or listing of Duowan BVI or the sale by Duowan BVI of all or substantially all of its assets (the "Awards to NeoTasks Founders").

        The following table summarizes information regarding the share-based award granted:

Number of restricted shares
Outstanding, January 1, 2011	8,957,690
Vested	(8,957,690)

Outstanding, December 31, 2011, 2012 and 2013	—

(1)
In connection with the First Repurchase occurred in November 2009, Duowan BVI repurchased a portion of their vested restricted shares by utilizing a portion of the proceeds obtained from the Series C preferred shares issuance. The negotiation and execution of the First Repurchase had formed an expectation to the holders of Awards to NeoTasks Founders that it was a practice of Duowan BVI to repurchase the vested restricted shares held by them. The Awards to NeoTasks Founders were deemed to be tainted and they were no longer equity-classified awards but liabilities-classified awards effective from November 2009. The awards would be re-measured at the end of each reporting period until either the repurchase obligation was extinguished or the awards holders were exposed to fluctuation of the market value of the shares for a period of at least six months, or the awards are settled, cancelled or expire unexercised.

        The fair value of the restricted shares above was determined at the grant date. Effective from the re-designation of the award as liability-classified, it was re-measured at the end of each reporting date by the Company with the assistance of an independent valuation firm. The change in fair value was recognized in the consolidated statements of operations. After the award was changed back to equity-classified awards, it was measured based on the fair value of the awards on September 15, 2011, and the expenses to be recognized over the remaining requisite service period using the graded-vesting attribution method.

        Share-based compensation expenses related to the above share-based award of RMB27,726 were recognized in general and administrative expenses in the consolidated statements of operations for the year ended December 31, 2011.

        As of December 31, 2011, the compensation costs related to restricted shares for NeoTasks acquisition had been fully recognized.

(e) Restricted Share Units

        On September 16, 2011, the Board of the Directors of the Company approved the 2011 Share Incentive Plan, which permits the grant of share options, restricted shares and restricted share units of up to 43,000,000 shares, to any qualified persons, as determined by the Board of the Directors of the Company. On the same date, the Company granted 9,097,000 restricted share units to employees pursuant to the 2011 Share Incentive Plan, that are subject to vesting over a four to five years' period. During the year ended December 31, 2012, the Company granted 18,295,221 restricted share units to employees pursuant to the 2011 Share Incentive Plan, which are subject to vesting over a two to four years' period. No restricted share units were granted to non-employees up to December 31, 2012.

        In October 2012, the Board of Directors of the Company resolved that the maximum aggregate number of Class A common shares which may be issued pursuant to all awards under the 2011 Incentive Scheme shall be 43,000,000 plus an annual increase of 20,000,000 on the first day of each fiscal year, beginning from 2013, or such lesser amount of Class A common shares as determined by the Board of Directors of the Company.

        During the year ended December 31, 2013, the Company granted 29,917,989 restricted share units to employees and 48,000 restricted share units to non-employee pursuant to the 2011 Share Incentive Plan, which are subject to vesting over a three to five years' period.

        The following table summarizes the restricted share units activity for the years ended December 31, 2011, 2012 and 2013:

	Number of restricted shares	Weighted average grant-date fair value (US$)
Outstanding, January 1, 2011	—
Granted	9,097,000	1.0630
Forfeited	(100,700)	1.0630

Outstanding, December 31, 2011	8,996,300	1.0630
Granted	18,295,221	1.0324
Forfeited	(595,900)	1.0876

Outstanding, December 31, 2012	26,695,621	1.0415
Granted	29,965,989	0.9338
Forfeited	(3,522,992)	1.0699
Vested	(8,836,018)	1.0429

Outstanding, December 31, 2013	44,302,600	0.9639

Expected to vest at December 31, 2013	41,581,339	0.9654

        For the years ended December 31, 2011, 2012 and 2013, the Company recorded share-based compensation of RMB9,644, RMB54,445 and RMB95,792, using the graded-vesting attribution method.

        As of December 31, 2013, total unrecognized compensation expense relating to the restricted share units was RMB144,499. The expense is expected to be recognized over a weighted average period of 1.36 years using the graded-vesting attribution method.

(f) Movements of equity-classified and liability-classified awards

        The table below shows the movements and details of various equity-classified and liability-classified awards granted by the Company to its employees and non-employee for the years ended December 31, 2011, 2012 and 2013:

	Equity-classified Awards (RMB)						Liability-classified Awards (RMB)
	Pre-2009 Scheme options	2009 Incentive Scheme— restricted shares	2011 Incentive Scheme— restricted share units	Share-based awards to CEO and Chairman	Awards to NeoTasks Founders	Sub-total	Pre-2009 Scheme options	Awards to NeoTasks Founders	Sub-total	Total
Balance as of January 1, 2011	—	24,525	—	30,808	—	55,333	109,035	94,089	203,124	258,457
Share-based compensation expenses	2,219	57,805	9,644	14,143	3,359	87,170	23,464	24,367	47,831	135,001
Exercised/Repurchased	—	—	—	—	—	—	(11,701)	—	(11,701)	(11,701)
Reclassifications
—From liability-awards to common share*	—	—	—	—	—	—	—	(57,692)	(57,692)	(57,692)
—From liability-awards to equity awards**	116,328	—	—	—	57,602	173,930	(116,328)	(57,602)	(173,930)	—
Foreign currency translation adjustment	—	—	—	—	—	—	(4,470)	(3,162)	(7,632)	(7,632)

Balance as of December 31, 2011	118,547	82,330	9,644	44,951	60,961	316,433	—	—	—	316,433

Balance as of January 1, 2012	118,547	82,330	9,644	44,951	60,961	316,433	—	—	—	316,433
Share-based compensation expenses	(89)	36,371	54,445	9,624	—	100,351	—	—	—	100,351

Balance as of December 31, 2012	118,458	118,701	64,089	54,575	60,961	416,784	—	—	—	416,784

Balance as of January 1, 2013	118,458	118,701	64,089	54,575	60,961	416,784	—	—	—	416,784
Share-based compensation expenses	14,004	7,300	95,792	—	—	117,096	—	—	—	117,096

Balance as of December 31, 2013	132,462	126,001	159,881	54,575	60,961	533,880	—	—	—	533,880

*
During the year ended December 31, 2011, the restricted shares to NeoTasks founders were held by NeoTasks Founders for more than six months, therefore, the related awards amounting to RMB57,692 were reclassified back to common share.

**
As detailed in Note 19(a) and (d), the share options and the restricted shares to NeoTasks founders were reclassified from liability-classified awards to equity-classified awards in September 2011, accordingly.